Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Net income (loss) for the period	$ (497,406)	$ (328,138)	$ (3,400,862)	$ (732,570)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization of property and equipment	78,210	9,675	44,484	10,992
Amortization of intangible assets			57,845
Provision for doubtful accounts			8,600	2,675
Loss on conversion of notes payable and accrued interest	145,972
Amortization of debt discounts	582,761	20,324	847,055	116,643
Loss on conversions of notes payable			923,783	138,009
Gain on Note Settlement			(652,559)
Loss on disposal of equipment			17,667
Derivative liability (income) expense	(697,777)	157,936	909,317	(76,556)
Stock-based compensation	145,259	29,850	397,100	272,147
Changes in operating assets and liabilities:
Accounts receivable	(36,593)	(5,826)	(81,849)
Other current assets	8,259	(11,860)	(8,759)
Deposits			(2,000)
Accounts payable	(15,689)	4,344	144,825	33,455
Accrued expenses	7,913	45,790	81,616	21,000
Deferred compensation	1,629		6,239	5,982
Accrued interest	81,614	18,168	214,495	76,770
Net cash used in operating activities	(195,848)	(59,737)	(493,003)	(131,453)
INVESTING ACTIVITIES:
Acquisition of Amwaste assets			(160,000)
Acquisition of Lyell Environmental Services, Inc.			(1,050,000)
Purchase of property and equipment		(50,000)	(110,045)
Net cash used in investing activities		(50,000)	(1,320,045)
FINANCING ACTIVITIES:
Proceeds from convertible notes payable	300,000	150,000	1,706,500	123,000
Proceeds from other debt - net			142,410	8,475
Repayment of note issued in Lyell acquisition	(140,000)
Loans from Officers	4,498	5,330
Net cash provided by financing activities	164,498	155,330	1,848,910	131,475
NET INCREASE (DECREASE) IN CASH	(31,350)	45,593	35,862	22
CASH, BEGINNING OF PERIOD	36,619	757	757	735
CASH, END OF PERIOD	5,269	46,350	36,619	757
Supplemental disclosure of cash flow information
Interest			116,647
Income taxes
Non-Cash investing and financing activities:
Initial derivative liability charged to debt discount		150,000	420,000	120,000
Issuance of 25,000 shares, Series B Convertible Preferred Stock in satisfaction of deferred compensation liability				25,000
Issuance of 6,000 shares, Series B Convertible Preferred Stock in satisfaction of loans payable to officer				6,000
Issuance of common stock to directors for accrued compensation	(20,400)	56,779	56,779
Issuance of common stock and note payable to Seller of Lyell Environmental Services, Inc.:
Total		209,000
Conversions of Convertible Notes Payable:
Principal			540,654	107,000
Accrued interest and charges			125,349	3,620
Notes Payable Satisfied	(474,794)		(666,003)	(110,620)
Fair value of 85,636,560 and 14,662,039 shares, respectively, issued to lenders			1,589,786	248,629
Issuance of Common Stock in satisfaction of debt:
Fair Value of common stock issued	701,571
Accrued interest satisfied	(78,870)
Loss on conversions of convertible notes payable	147,907		923,783	138,009
Total debt satisfied	474,794		666,003	110,620
Amwaste Inc [Member]
Issuance of common stock and note payable to Seller of Lyell Environmental Services, Inc.:
Common stock		99,000	99,000
Note payable		110,000	110,000
Total			209,000
Lyell Environmental Services Inc [Member]
Issuance of common stock and note payable to Seller of Lyell Environmental Services, Inc.:
Common stock			44,000
Note payable			186,538
Total			$ 230,538